Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Grants of options are generally made by and at meetings of the Human Capital and Compensation Committee on a predetermined schedule. As part of the Company’s annual compensation review process, the Human Capital and Compensation Committee approves stock option and RSU awards to our NEOs. The Human Capital and Compensation Committee did not take material nonpublic information into account when determining the timing and form of grants in 2024. It is the Company’s practice not to time the disclosure of material non-public information for the purpose of affecting the value of executive compensation. Instead, the timing of grants is in accordance with the yearly compensation cycle, with awards granted at the start of the new fiscal year to incentivize the executives to deliver on the Company’s strategic objectives for the new fiscal year. In certain circumstances, including the hiring or promotion of an officer, the Human Capital and Compensation Committee may approve grants to be effective at other times.

Award Timing Method
Grants of options are generally made by and at meetings of the Human Capital and Compensation Committee on a predetermined schedule. As part of the Company’s annual compensation review process, the Human Capital and Compensation Committee approves stock option and RSU awards to our NEOs. The Human Capital and Compensation Committee did not take material nonpublic information into account when determining the timing and form of grants in 2024. It is the Company’s practice not to time the disclosure of material non-public information for the purpose of affecting the value of executive compensation. Instead, the timing of grants is in accordance with the yearly compensation cycle, with awards granted at the start of the new fiscal year to incentivize the executives to deliver on the Company’s strategic objectives for the new fiscal year. In certain circumstances, including the hiring or promotion of an officer, the Human Capital and Compensation Committee may approve grants to be effective at other times.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
Grants of options are generally made by and at meetings of the Human Capital and Compensation Committee on a predetermined schedule. As part of the Company’s annual compensation review process, the Human Capital and Compensation Committee approves stock option and RSU awards to our NEOs. The Human Capital and Compensation Committee did not take material nonpublic information into account when determining the timing and form of grants in 2024. It is the Company’s practice not to time the disclosure of material non-public information for the purpose of affecting the value of executive compensation. Instead, the timing of grants is in accordance with the yearly compensation cycle, with awards granted at the start of the new fiscal year to incentivize the executives to deliver on the Company’s strategic objectives for the new fiscal year. In certain circumstances, including the hiring or promotion of an officer, the Human Capital and Compensation Committee may approve grants to be effective at other times.

MNPI Disclosure Timed for Compensation Value	false